Financial Liabilitiy At Fair Value Through Profit Or Loss Credit risk adjustments to financial liabilities designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL subject to credit risk adjustments		₩ 251,796	₩ 766,880	₩ 854,862
Credit risk adjustments	[1]	(254)	(8)	(433)
Accumulated changes in credit risk adjustments	[2]	₩ 133	₩ 349	₩ 311
Additional information about credit risk adjustments		Credit risk adjustments are applied to reflect the Group’s own credit risk when measuring the fair value of derivative liabilities. The methodology to determine the adjustment incorporates the Group’s credit spread as observed through credit ratings.	Credit risk adjustments are applied to reflect the Group’s own credit risk when measuring the fair value of derivative liabilities. The methodology to determine the adjustment incorporates the Group’s credit spread as observed through credit ratings.	Credit risk adjustments are applied to reflect the Group’s own credit risk when measuring the fair value of derivative liabilities. The methodology to determine the adjustment incorporates the Group’s credit spread as observed through credit ratings.

[1]	The amounts in the tabular disclosure relating to Credit risk adjustments at 31 December 2016 and at 31 December 2015 have been restated by 811 million Won and 109 million Won, respectively, due to an error in the previous year’s disclosure.
[2]	The amounts in the tabular disclosure relating to Accumulated changes in credit risk adjustments at 31 December 2016 and at 31 December 2015 have been restated by 16,139 million Won and 15,327 million Won, respectively, due to an error in the previous year’s disclosure.